Charles S. Kim (858) 550-6049 ckim@cooley.com	VIA EDGAR AND FEDERAL EXPRESS

April 18, 2013

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attn: Jeffrey P. Riedler

Re:	Insys Therapeutics, Inc.

Amendment No. 10 to Registration Statement on Form S-1

Filed April 16, 2013

File No. 333-173154

Dear Mr. Riedler:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended (the “Securities Act”), on behalf of our client Insys Therapeutics, Inc. (the “Company”), is Amendment No. 11 (“Amendment No. 11”) to the Company’s Registration Statement on Form S-1 (the “Registration Statement”) originally filed with the Securities and Exchange Commission (the “Commission”) on March 29, 2011. The copy of Amendment No. 11 that is enclosed with the paper copy of this letter is marked to show changes from Amendment No. 10 to the Registration Statement as filed with the Commission on April 16, 2013.

Amendment No. 11 is being filed in response to comments received from the staff of the Commission (the “Staff”) by letter dated April 17, 2013 with respect to the Registration Statement (the “Comment Letter”). We have incorporated the comments contained in the Comment Letter into this response letter for convenience. Page references in the text of the response below correspond to the page numbers of Amendment No. 11.

Staff Comments and Company Responses

Recent Financial Results, page 5

1. We note that you disclose, in part, preliminary financial results for the quarterly period ended March 31, 2013. Please revise your disclosure to address the following:

•	For each measure presented, please indicate whether or not the measure is consistent with the current trend disclosures in MD&A, with a qualitative discussion of why this is the case.

•	Tell us why you have not provided a preliminary estimate for cost of revenue, operating expenses and net (income) loss.

•	For measures where you provide a range, please disclose why you are unable to disclose the exact number.

Please confirm your understanding that should full financial statements become available before effectiveness, you must update the filing to include full results even if you are not required to update.

Response: The Company acknowledges the Staff’s comment. The Company has revised the disclosure on page 5 of Amendment No. 11 to indicate that each of the expected first quarter 2013 financial measures presented is consistent with the current trend disclosures in MD&A. With respect to the reasons for such financial measures aligning with expected trends, the Company has included language on page 5 of Amendment No. 11 directing investors to MD&A where such trends and the reasons for the Company’s expected 2013 financial results are discussed in greater detail. Specifically, the Company has provided such disclosure on pages 71-73 of Amendment No. 11 with respect to various financial measures, including net revenue, cost of revenue and the primary components of operating expenses.

Also in response to the Staff’s comment, the Company has added preliminary estimates of its cost of revenue and operating expenses for the three months ended March 31, 2013 on page 5 of Amendment No. 11. With respect to net income (loss) for the first quarter of 2013, the Company respectfully advises the Staff that it is unable to estimate a reasonable range because certain components of net income (loss), such as tax allowances, are subject to analyses that have not been completed at this time. For this reason, any attempt to estimate a range for net income (loss) at this time would be based on uninformed assumptions, and would not be useful, and potentially misleading, to investors.

The Company has also revised its disclosure on page 5 of Amendment No. 11 to describe for investors why ranges, as opposed to exact estimates, have been provided for certain of the Company’s estimated financial results for the three months ended March 31, 2013.

The Company confirms its understanding that should full financial statements become available before effectiveness of the Registration Statement, the Company must update the filing to include full results even if the Company is not required to update.

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The Company respectfully requests the Staff’s assistance in completing the review of the Registration Statement and Amendment No. 11 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Amendment No. 11 or this response letter to me at (858) 550-6049 or to Sean M. Clayton of Cooley LLP at (858) 550-6034. Thank you.

Sincerely,

Cooley LLP

/s/ Charles S. Kim

Charles S. Kim

cc:	Michael L. Babich, Insys Therapeutics, Inc.

Darryl S. Baker, Insys Therapeutics, Inc.

Matthew T. Browne, Cooley LLP

Sean M. Clayton, Cooley LLP

Cheston J. Larson, Latham & Watkins LLP

Divakar Gupta, Latham & Watkins LLP

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